MASTERS/EDGAR/N1ACOVPAGE

                                   1933 Act File No. 33-45973
                                   1940 Act File No. 811-06576

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        x

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.  14     ..........        x

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.       ...........................

                          BT PYRAMID MUTUAL FUNDS
            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 x  immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
       -----------------
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  x  filed the Notice required by that Rule on February 28, 1997; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                      Proposed
Title of                 Proposed     Maximum
Securities   Amount      Maximum      Aggregate    Amount of
Being        Being       Offering Price            Offering Registration
Registered   Registered  Per Unit     Price*       Fee

Shares of
beneficial
interest,
no par value    223,009,457      $18.05    $4,025,320,699    $0.00


*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 5,648,068,663. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 5,425,059,206. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 223,009,457.



                           CONTENTS OF AMENDMENT

  This Post-Effective Amendment No. 14 to the Registration Statement of BT PYRAMID MUTUAL FUNDS is comprised of the following papers and documents:
     1.The facing sheet to register a definite number of shares of beneficial interest, no par value, of BT PYRAMID MUTUAL FUNDS.;

     2.The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

     3.Signature page.


                                SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the Registrant, BT PYRAMID MUTUAL FUNDS certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 28th day of February, 1997.

                          BT PYRAMID MUTUAL FUNDS

          BY:  /s/ C. Todd Gibson
              C. Todd Gibson
             Attorney in Fact for Ronald M. Petnuch
             February 28, 1997
  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                     TITLE              DATE

By:  /s/ C. Todd Gibson
   C. Todd Gibson          Attorney In Fact    February 28, 1997
   Assistant Secretary     For the Persons
                           Listed Below

   NAME                     TITLE

Ronald M. Petnuch*         President and Treasurer

Philip W. Coolidge*        Trustee

Martin J. Gruber*          Trustee

Kelvin J. Lancaster*       Trustee

Harry Van Benschoten*      Trustee

* By Power of Attorney